Average Annual Total Returns - Fundamental Alternatives	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years		Class R5 10 Years		Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 Since Inception	HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes) 1 Year	HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes) 5 Years	HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Jan. 03, 1989	(4.12%)	0.52%	1.50%	(4.69%)	0.12%	1.03%	(2.28%)	0.35%	1.09%	Sep. 01, 1993	(0.30%)	0.89%	1.46%	Mar. 01, 2001	1.25%	1.40%	1.80%	Dec. 16, 1996	1.72%	1.91%	2.32%	May 24, 2019	1.93%	1.81%	[1]	2.14%	[1]	Feb. 28, 2013	1.91%	2.09%	3.25%	6.81%	3.29%	1.27%

[1]	Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.